Share-Based Compensation - Schedule of Share Option Movements (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Aug. 31, 2018 USD ($) $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding, Granted | shares	845,000
Options outstanding, Exercised | shares	0
Options outstanding, Forfeited | shares	47,896
Options Outstanding, Ending Balance | shares	797,104
Options outstanding, Vested and Exercisable | shares	63,149
Weighted average exercise price per share, Granted	$ 8.74
Weighted average exercise price per share, Exercised	0
Weighted average exercise price per share, Forfeited	8.74
Weighted average exercise price per share, Ending Balance	8.74
Weighted average exercise price per share,Vested and Exercisable	$ 8.74
Weighted average remaining contractual years to expiry per share, Granted	8 years 7 months 17 days
Weighted average remaining contractual years to expiry per share, Forfeited	8 years 2 months 15 days
Weighted average remaining contractual years to expiry per share, Outstanding	8 years 7 months 28 days
Weighted average remaining contractual years to expiry per share, Vested and Exercisable	1 year 3 months 14 days
Weighted average fair value at grant date, Ending Balance	$ 11.4
Weighted average fair value at grant date,Vested and Exercisable	$ 9.29
Aggregate intrinsic value, Outstanding Balance | $	$ 2,630,442
Aggregate intrinsic value, Vested and Exercisable	$ 208,391